UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.2%
Equity — 40.3%
3,328,607	Goldman Sachs Structured International Equity Fund—13.1%	$48,797,384
2,920,498	Goldman Sachs Structured Large Cap Growth Fund—10.9%	40,740,943
2,662,762	Goldman Sachs Structured Large Cap Value Fund—10.2%	37,837,855
357,626	Goldman Sachs Real Estate Securities Fund—2.1%	7,828,430
713,183	Goldman Sachs International Real Estate Securities Fund—2.0%	7,424,240
508,171	Goldman Sachs Structured Small Cap Equity Fund—2.0%	7,353,235

		149,982,087

Fixed-Income — 51.8%
13,516,579	Goldman Sachs Short Duration Government Fund—35.0%	130,299,824
3,033,225	Goldman Sachs Global Income Fund—10.3%	38,521,956
3,052,208	Goldman Sachs High Yield Fund—6.5%	24,356,621

		193,178,401

Money Market — 7.1%
26,488,971	Financial Square Prime Obligations Fund—7.1%	26,488,971

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 99.2%		$369,649,459

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.0%
Joint Repurchase Agreement Account II
$100,000	5.37%	10/02/2006	$100,000
Maturity Value: $100,045

TOTAL INVESTMENTS — 99.2%			$369,749,459

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			2,904,795

NET ASSETS — 100.0%			$372,654,254

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$359,940,623

Gross unrealized gain	13,306,070
Gross unrealized loss	(592,439)

Net unrealized security gain	$12,713,631

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 98.6%
Equity — 59.6%
22,247,926	Goldman Sachs Structured International Equity Fund—19.6%	$326,154,596
18,931,818	Goldman Sachs Structured Large Cap Growth Fund—15.9%	264,098,866
17,771,513	Goldman Sachs Structured Large Cap Value Fund—15.2%	252,533,200
3,961,126	Goldman Sachs International Real Estate Securities Fund—2.5%	41,235,323
1,982,556	Goldman Sachs Emerging Markets Equity Fund—2.4%	41,058,734
1,577,696	Goldman Sachs Real Estate Securities Fund—2.1%	34,535,770
2,249,722	Goldman Sachs Structured Small Cap Equity Fund—1.9%	32,553,477

		992,169,966

Fixed-Income — 32.0%
24,204,239	Goldman Sachs Global Income Fund—18.5%	307,393,836
11,417,395	Goldman Sachs High Yield Fund—5.5%	91,110,811
6,834,690	Goldman Sachs Core Fixed Income Fund—4.0%	67,253,354
2,882,449	Goldman Sachs Emerging Markets Debt Fund—2.0%	34,012,901
3,364,476	Goldman Sachs Short Duration Government Fund—2.0%	32,433,550

		532,204,452

Money Market — 7.0%
116,798,369	Financial Square Prime Obligations Fund—7.0%	116,798,369

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 98.6%		$1,641,172,787

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.2%
Joint Repurchase Agreement Account II
$3,600,000	5.37%	10/02/2006	$3,600,000
Maturity Value: $3,601,610

TOTAL INVESTMENTS — 98.8%			$1,644,772,787

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			19,332,154

NET ASSETS — 100.0%			$1,664,104,941

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,581,796,529

Gross unrealized gain	86,131,821
Gross unrealized loss	(3,823,409)

Net unrealized security gain	$82,308,412

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.4%
Equity — 79.1%
27,788,769	Goldman Sachs Structured International Equity Fund—27.8%	$407,383,356
21,250,992	Goldman Sachs Structured Large Cap Growth Fund—20.3%	296,451,335
20,233,359	Goldman Sachs Structured Large Cap Value Fund—19.7%	287,516,033
2,426,106	Goldman Sachs Emerging Markets Equity Fund—3.4%	50,244,663
4,167,550	Goldman Sachs International Real Estate Securities Fund—3.0%	43,384,194
2,847,040	Goldman Sachs Structured Small Cap Equity Fund—2.8%	41,196,662
1,379,963	Goldman Sachs Real Estate Securities Fund—2.1%	30,207,401

		1,156,383,644

Fixed-Income — 16.6%
13,380,056	Goldman Sachs Global Income Fund—11.6%	169,926,711
5,450,520	Goldman Sachs High Yield Fund—3.0%	43,495,153
2,520,524	Goldman Sachs Emerging Markets Debt Fund—2.0%	29,742,179
23,900	Goldman Sachs Core Fixed Income Fund—0.0%	235,175

		243,399,218

Money Market — 4.7%
68,162,372	Financial Square Prime Obligations Fund—4.7%	68,162,372

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 100.4%		$1,467,945,234

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.5%
Joint Repurchase Agreement Account II
$7,400,000	5.37%	10/02/2006	$7,400,000
Maturity Value: $7,403,310

TOTAL INVESTMENTS — 100.9%			$1,475,345,234

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(13,330,944)

NET ASSETS — 100.0%			$1,462,014,290

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,367,846,468

Gross unrealized gain	94,722,418
Gross unrealized loss	(554,596)

Net unrealized security gain	$94,167,822

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 102.2%
Equity — 99.5%
10,734,666	Goldman Sachs Structured International Equity Fund—36.5%	$157,370,211
7,219,161	Goldman Sachs Structured Large Cap Growth Fund—23.4%	100,707,291
6,916,628	Goldman Sachs Structured Large Cap Value Fund—22.8%	98,285,285
1,440,526	Goldman Sachs Emerging Markets Equity Fund—6.9%	29,833,302
1,642,748	Goldman Sachs International Real Estate Securities Fund—4.0%	17,101,002
1,127,010	Goldman Sachs Structured Small Cap Equity Fund—3.8%	16,307,829
409,532	Goldman Sachs Real Estate Securities Fund—2.1%	8,964,653

		428,569,573

Money Market — 2.7%
11,636,103	Financial Square Prime Obligations Fund—2.7%	11,636,103

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 102.2%		$440,205,676

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.3%
Joint Repurchase Agreement Account II
$1,400,000	5.37%	10/02/2006	$1,400,000
Maturity Value: $1,400,626

TOTAL INVESTMENTS — 102.5%			$441,605,676

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%			(10,719,800)

NET ASSETS — 100.0%			$430,885,876

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$387,863,485

Gross unrealized gain	43,121,596
Gross unrealized loss	(99,205)

Net unrealized security gain	$43,022,391

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International, affiliates of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At September 30, 2006, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Balanced Strategy	$100,000

Growth and Income Strategy	3,600,000

Growth Strategy	7,400,000

Equity Growth Strategy	1,400,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,500,000,000	5.37%	10/02/2006	$3,501,566,250

Barclays Capital, Inc.	3,500,000,000	5.37	10/02/2006	3,501,566,250

Bear Stearns	500,000,000	5.35	10/02/2006	500,222,917

Credit Suisse First Boston LLC	250,000,000	5.35	10/02/2006	250,111,458

Deutsche Bank Securities, Inc.	650,200,000	5.37	10/02/2006	650,490,965

Greenwich Capital Markets	300,000,000	5.37	10/02/2006	300,134,250

Morgan Stanley & Co.	1,550,000,000	5.36	10/02/2006	1,550,692,333

UBS Securities LLC	1,775,000,000	5.37	10/02/2006	1,775,794,312

UBS Securities LLC	275,000,000	5.40	10/02/2006	275,123,750

Wachovia Bank	250,000,000	5.37	10/02/2006	250,111,875

TOTAL	$12,550,200,000			$12,555,814,360

At September 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 6.63%, due 10/12/2006 to 05/18/2016; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/02/2006 to 10/01/2036; Federal National Mortgage Association, 0.00% to 11.50%, due 10/02/2006 to 10/01/2036; Government National Mortgage Association, 4.50% to 9.00%, due 04/15/2007 to 09/20/2036 and U.S. Treasury Bonds, 4.36% to 6.79% due 01/05/2007 to 06/15/2015. The aggregate market value of the collateral, including accrued interest, was $13,453,445,137.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.